Goodwill and Other Intangible Assets (Other Intangible Rollforward) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Finite-lived Intangible Assets [Roll Forward]
Other intangible assets, beginning balance	$ 10,758	$ 7,780
Acquisitions	180	3,163
Foreign currency translation	155	25
Amortization of other intangible assets	(323)	(160)	$ (151)
Other intangible assets, ending balance	10,420	$ 10,758	$ 7,780
Intangible Assets Excluding Goodwill, Discontinued Operations	$ (7)